Note Payable - Wildman	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Note Payable [Abstract]
NOTE PAYABLE - WILDMAN
K.	Note Payable - wildman:

In connection with the asset acquisition as discussed in Note L, the Company had an amount due to the seller of $162,358 for the inventory purchased. This amount accrues no interest, and is to be paid “as used” on a quarterly basis through the three year earn-out period as discussed in Note H. At March 31, 2022, the note totaled $162,358. The Company anticipates that the note will be paid in full in 2022, accordingly the note payable has been classified as current on the balance sheet as of March 31, 2022.

M.	Note Payable - wildman:

In connection with the asset acquisition as discussed in Note N, the Company had an amount due to the seller of $162,358 for the inventory purchased. This amount accrues no interest, and is to be paid “as used” on a quarterly basis through the three year earn-out period as discussed in Note J. At December 31, 2021, the note totaled $162,358. The Company anticipates that the note will be paid in full in 2022, accordingly the note payable has been classified as current on the balance sheet as of December 31, 2021.